SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Statement [Abstract]
Accounts receivable	$ (324)	$ 10
Inventory	(73)	(32)
Prepayments and other	(79)	22
Accounts payable and other	(38)	(370)
Changes in non-cash working capital, net	$ (514)	$ (370)